Inventories (Details) - USD ($) $ in Thousands	Feb. 29, 2024	Aug. 31, 2023
Notes and other explanatory information [abstract]
Ore stockpile	$ 4,183	$ 3,361
Gold in circuit	808	689
Gold doré	109	52
Total precious metals inventories	5,100	4,102
Supplies	774	859
Total inventories	$ 5,874	$ 4,961